CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Profit or loss [abstract]
Shipping revenues	$ 90,177	$ 84,374	$ 237,322	$ 262,808
Operating expenses
Voyage expenses	(41,983)	(29,594)	(108,502)	(77,682)
Vessel operating expenses	(19,600)	(19,544)	(54,581)	(50,952)
Depreciation and amortization	(26,682)	(26,468)	(75,226)	(70,341)
Impairment charges	(3,500)	0	(3,500)	(7,487)
Profit/(loss), sale of vessel	0	0	(46)	(283)
General and administrative expense	(3,445)	(3,853)	(12,383)	(15,512)
Total operating expenses	(95,210)	(79,460)	(254,238)	(222,259)
Operating income/(loss)	(5,033)	4,914	(16,917)	40,550
Share of profit from associated companies	189	235	641	630
Interest income	73	28	224	99
Interest expense	(13,300)	(10,586)	(39,427)	(29,445)
Fair value gain/(loss) on derivative financial instruments	486	478	1,031	1,718
Other financial income/(expenses)	(3,850)	(81)	(4,365)	697
Profit/(loss) before tax	(21,435)	(5,012)	(58,812)	14,248
Income tax expense	(40)	(55)	(98)	(133)
Net income/(loss) after tax	(21,475)	(5,067)	(58,910)	14,115
Attributable to the owners of parent	$ (21,475)	$ (5,067)	$ (58,910)	$ 14,115
Basic net income/(loss) per share	$ (0.15)	$ (0.04)	$ (0.41)	$ 0.12
Diluted net income/(loss) per share	$ (0.15)	$ (0.04)	$ (0.41)	$ 0.12
Weighted average number of shares (basic)	143,592,543	142,347,298	143,405,930	118,530,772
Weighted average number of shares (diluted)	143,602,884	142,347,298	143,408,748	118,530,772